Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues
Total revenues	$ 114,620,785	$ 74,192,974
Cost of revenues	(112,551,139)	(72,733,991)
Gross profit	2,069,646	1,458,983
Operating expenses
Selling and marketing	(478,825)	(259,282)
General and administrative	(1,406,391)	(1,090,393)
Total operating expenses	(1,885,216)	(1,349,675)
Income from operations	184,430	109,308
Other income
Interest income (expense), net	7,826	(8,972)
Other income	6,221	14,449
Total other income, net	14,047	5,477
Income before income tax	198,477	114,785
Income tax expense	(107,490)	(12,813)
Net income	90,987	101,972
Total comprehensive income	$ 90,987	$ 101,972
Common Class A [Member]
Earnings per share
Earnings per share - basic	$ 0.01
Earnings per share - diluted	$ 0.01
Weighted average shares outstanding used in calculating basic and diluted earnings per share
Class B ordinary shares - basic	9,543,398
Class B ordinary shares - diluted	9,543,398
Common Class B [Member]
Earnings per share
Earnings per share - basic
Earnings per share - diluted
Weighted average shares outstanding used in calculating basic and diluted earnings per share
Class B ordinary shares - basic	22,650,000	30,000,000
Class B ordinary shares - diluted	22,650,000	30,000,000
Sale of Marine Fuels [Member]
Revenues
Total revenues	$ 114,618,812	$ 74,192,974
Brokerage Commissions [Member]
Revenues
Total revenues	$ 1,973